Segment Reporting - Summary of Gross and Net Written and Earned Premiums, Underwriting Results, Ratios and Reserves for Each of Company's Business Segments (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Gross written premiums		$ 2,125.2	$ 2,351.3
Net written premiums		1,350.5	1,506.1
Net earned premiums		1,287.4	1,327.2
Losses and loss adjustment expenses		717.1	767.7
Acquisition costs		192.9	216.5
General and administrative expenses		169.0	186.5
Underwriting income (loss)		208.4	156.5
Corporate and Other expenses		(53.1)	(43.3)
Non-operating expenses		(10.6)	(3.6)
Net investment income (1)		129.4	88.7
Realized and unrealized investment gains	[1]	36.1	2.5
Realized and unrealized investment losses	[2]	(18.1)	(128.9)
Change in fair value of derivatives		19.6	(84.9)
Interest Expense, Debt		(42.9)	(9.1)
Net realized and unrealized foreign exchange losses		(13.7)	75.2
Income (loss) from operations before income taxes		255.1	53.1
Income Tax Expense (Benefit)		(36.2)	(4.7)
Net income/(loss)		218.9	48.4
Losses and loss adjustment expenses		7,740.9	7,511.8	$ 7,710.9	$ 7,611.8
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total		$ 3,082.9	$ 2,505.3	$ 2,813.2	$ 4,313.7
Ratios
Loss ratio		55.70%	57.80%
Acquisition cost ratio		15.00%	16.30%
General and administrative expense ratio		13.10%	14.10%
Expense ratio		28.10%	30.40%
Combined ratio		83.80%	88.20%
Reinsurance
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses		$ 1,441.2	$ 1,190.4
Ratios
Loss ratio		52.00%	61.40%
Acquisition cost ratio		18.50%	20.70%
General and administrative expense ratio		10.20%	11.60%
Expense ratio		28.70%	32.30%
Combined ratio		80.70%	93.70%
Insurance
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses		$ 1,641.7	$ 1,314.9
Ratios
Loss ratio		58.70%	54.90%
Acquisition cost ratio		12.20%	12.70%
General and administrative expense ratio		15.50%	16.10%
Expense ratio		27.70%	28.80%
Combined ratio		86.40%	83.70%
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Gross written premiums		$ 875.7	$ 1,045.6
Net written premiums		605.0	783.7
Net earned premiums		572.0	600.8
Losses and loss adjustment expenses		297.2	369.0
Acquisition costs		105.7	124.1
General and administrative expenses		58.4	69.7
Underwriting income (loss)		110.7	38.0
Operating Segments | Insurance
Segment Reporting Information [Line Items]
Gross written premiums		1,249.5	1,305.7
Net written premiums		745.5	722.4
Net earned premiums		715.4	726.4
Losses and loss adjustment expenses		419.9	398.7
Acquisition costs		87.2	92.4
General and administrative expenses		110.6	116.8
Underwriting income (loss)		$ 97.7	$ 118.5

[1]	Net investment income includes related party investment losses of $1.7 million (June 30, 2022 — $$0.2 million) and related party investment management fees of $5.2 million (June 30, 2022 — $0.6 million).
[2]	Realized and unrealized investments losses includes $2.0 million loss on related party investments (June 30, 2022 — $0.8 million loss)